UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [    ]; Amendment Number:
                                                  ------------
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seth W. Hamot
Title:      Managing member
Phone:      (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot       Boston, MA       August 14, 2008
-----------------       ----------       ---------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $171,389
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F     File Number Name

         1       28-11734     Costa Brava Partnership III L.P.
         2       28-11736     Roark, Rearden & Hamot, LLC
         3       28-11733     Seth W. Hamot



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

                                                             Costa Brava Partnership III L.P.
                                                        Form 13F Information Table as of 6/30/2008

                                                                          Market                         Voting Authority
                                    Title                    PRN      Value Long  Invesment    Other                          13F
Description                        of Class    Cusip        Amount      x1000     Discretion  Managers  Sole  Shares  None  Security

ACTIVIDENTITY CORP                 COM       00506P103     857,719    2,341.57        X          X       x       x     x      Yes
ACTUATE CORP                       COM       00508B102     200,000      782.00        X                                       Yes
ALESCO FINL INC                    COM       014485106   1,350,000    2,700.00        X                                       Yes
ALLIANCE DATA SYSTEMS CORP         COM       018581108     125,000    7,068.75        X                                       Yes
BASSETT FURNITURE INDS INC         COM       070203104     570,923    6,736.89        X                                       Yes
BELDEN INC                         COM       077454106      15,000      508.20        X                                       Yes
BOOTS & COOTS/INTL WELL CTRL INC   COM NEW   099469504     159,500      379.61        X                                       yes
CAPTARIS INC                       COM       14071N104     575,527    2,330.88        X                                       Yes
CCA INDS INC                       COM       124867102     574,300    4,795.41        X                                       Yes
CERADYNE INC                       COM       156710105     201,700    6,918.31        X                                       Yes
DELIA'S INC NEW                    COM       246911101     155,092      311.73        X                                       Yes
DG FASTCHANNEL INC                 COM       23326R109     953,233   16,443.27        X                                       Yes
DIVX INC                           COM       255413106     410,000    3,009.40        X                                       Yes
ENTORIAN TECHNOLOGIES INC          COM       29383P100     964,381      761.86        X                                       Yes
ENTRUST INC                        COM       293848107     489,000    1,437.66        X                                       Yes
GENL CABLE CORP DEL NEW            COM       369300108     180,000   10,953.00        X                                       Yes
GOLD RESV INC                      CL A      38068N108     123,087      221.56        X                                       Yes
HI-TECH PHARMACAL INC              COM       42840B101     748,220    7,482.20        X                                       Yes
I-MANY INC                         COM       44973Q103     984,155      984.16        X                                       Yes
INNOVATIVE SOLUTIONS & SUPPO       COM       45769N105     427,227    2,755.61        X                                       Yes
INTERDIGITAL INC                   COM       45867G101      80,000    1,945.60        X                                       Yes
IXYS CORP                          COM       46600W106     559,979    6,686.15        X                                       Yes
KAPSTONE PAPER AND PACKAGING C     COM       48562P103      25,000      166.75        X                                       Yes
KIRKLAND'S INC                     COM       497498105     500,000    1,125.00        X                                       Yes
MEDQUIST INC                       COM       584949101   1,938,821   15,219.74        X                                       Yes
MITCHAM INDS INC                   COM       606501104     195,000    3,330.60        X                                       Yes
MOTORCAR PTS AMER INC              COM       620071100     937,958    7,081.58        X                                       Yes
MSC.SOFTWARE CORP                  COM       553531104     200,000    2,196.00        X                                       Yes
NATUZZI S P A                      ADR       63905A101     509,000    1,623.71        X                                       Yes
OCWEN FINL CORP                    COM NEW   675746309   2,097,000    9,751.05        X                                       Yes
OMNIVISION TECHNOLOGIES INC        COM       682128103     425,560    5,145.02        X                                       Yes
ORANGE 21 INC                      COM       685317109     755,595    2,735.25        X                                       Yes
RAINMAKER SYSTEMS                  COM NEW   750875304     339,258      990.63        X                                       Yes
SALIX PHARMACEUTICALS INC          COM       795435106     355,000    2,495.65        X                                       Yes
SOURCEFIRE INC                     COM       83616T108     175,900    1,359.71        X                                       Yes
TECHTEAM GLOBAL INC                COM       878311109   1,319,274   14,116.23        X                                       Yes
TRANCEND SERVICES INC              COM NEW   893929208     263,781    2,373.77        X                                       Yes
TRIDENT MICROSYSTEMS INC           COM       895919108     439,550    1,604.36        X                                       Yes
TRIMERIS U S                       COM       896263100     951,588    4,491.50        X                                       Yes
UNITED ONLINE INC                  COM       911268100     500,000    5,015.00        X                                       Yes
VALASSIS COMMUNICATIONS INC        COM       918866104     240,700    3,013.56        X                                       Yes

                                                                       171,389
